Investment Strategy - VanEck EM Focus Inflation Bond ETF	12 Months Ended
Sep. 15, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. For purposes of this policy, “assets” means net assets plus the amount of any borrowings for investment purposes. The Inflation-Linked Index is comprised of inflation-linked bonds issued outside the United States with fixed-rate coupon payments that are linked to an inflation index, issued in the local currency of the issuer. Inflation-linked bonds are government issued debt securities whose coupon payments are linked to an inflation index in an effort to offer inflationary protection. The Inflation-Linked Index seeks to maintain a concentration in emerging markets issuers. The Inflation-Linked Index includes government debt (direct obligations of the issuer country) but does not include quasi-government debt or corporate debt and may include high yield debt and restricted securities.
As of August 31, 2026, the Index included 20 countries and 211 securities. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Inflation-Linked Index by investing in a portfolio of securities that generally replicates the Inflation-Linked Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Inflation-Linked Index and does not take temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Index.
Because of the practical difficulties and expense of purchasing all of the securities in the Inflation-Linked Index, the Fund does not purchase all of the securities in the Inflation-Linked Index. Instead, the Adviser utilizes a “sampling” methodology in seeking to achieve the Fund’s objective. As such, the Fund may purchase a subset of the bonds in the Inflation-Linked Index in an effort to hold a portfolio of bonds with generally the same risk and return characteristics of the Inflation-Linked Index.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”) and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Inflation-Linked Index concentrates in an industry or group of industries. As of August 31, 2026, the government sector represented a significant portion of the Index.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Inflation-Linked Index concentrates in an industry or group of industries. As of August 31, 2026, the government sector represented a significant portion of the Index.